INVENTORIES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
INVENTORIES, NET
Provision For Inventories	$ 8,037	¥ 56,817	¥ 65,380	¥ 65,245